Statement of consolidated other comprehensive (loss) income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net (loss) profit for the year	R$ (4,890)	R$ (821)	R$ 13,962
Items that will be reclassified subsequently to profit or loss
Fair value of cash flow hedge, net of taxes	150	293	323
Cash flow hedges,net of tax	150	293	323
Exchange variation of foreign sales hedge, net of taxes	2,359	2,060	(5)
Exchange variation of foreign sales hedge - Braskem Idesa, net of taxes	1,497	787	212
Sales hedges, net of tax	3,856	2,847	207
Foreign subsidiaries currency translation adjustment	(2,464)	(1,806)	1,503
Total	1,542	1,334	2,033
Item that will not be reclassified to profit or loss
Actuarial gain (loss) with post-employment benefits, net of taxes	(85)	10	23
Total	(85)	10	23
Total comprehensive (loss) income for the year	(3,433)	523	16,018
Attributable to:
Company's shareholders	(3,405)	715	16,016
Non-controlling interest in subsidiaries	R$ (28)	R$ (192)	R$ 2